Net Loss per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Earnings Per Share [Abstract]
Calculation of basic and diluted loss per share

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for periods presented:

	Three Months Ended July 31,		Six Months Ended July 31,
(in thousands, except share and per share data)	2017	2018	2017	2018
Numerator:
Net loss	$(12,037)	$(36,714)	$(31,419)	$(307,401)
Less: preferred stock accretion	(366)	—	(721)	(353)

Net loss attributable to common stockholders	$(12,403)	$(36,714)	$(32,140)	$(307,754)

Denominator:
Weighted-average common shares outstanding	31,638,340	166,083,686	30,715,624	102,284,494
Net loss per share attributable to common stockholders:
Basic and diluted	$(0.39)	$(0.22)	$(1.05)	$(3.01)

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for periods presented:

	Year Ended January 31,
(in thousands, except share and per share data)	2016	2017	2018
Numerator:
Net loss	$(122,559)	(115,412)	(52,276)
Less: preferred stock accretion	(1,410)	(1,456)	(1,461)

Net loss attributable to common stockholders	$(123,969)	$(116,868)	(53,737)

Denominator:
Weighted-average common shares outstanding	26,052,441	28,019,818	32,293,729
Net loss per share attributable to common stockholders:
Basic and diluted	$(4.76)	$(4.17)	(1.66)

Antidilutive securities

Outstanding potentially dilutive securities that were excluded from the diluted per share calculations because they would have been antidilutive are as follows:

	As of July 31,
	2017	2018
Convertible preferred stock as-converted	100,350,008	—
Stock options	23,762,234	18,121,774
Warrants to purchase convertible preferred stock	22,468	—
Warrants to purchase common stock	18,061	—
RSUs	—	18,908,412

Total antidilutive securities	124,152,771	37,030,186

Potentially dilutive securities that were excluded from the diluted per share calculations because they would have been antidilutive are as follows:

	Year Ended January 31,
	2016	2017	2018
Convertible preferred stock as-converted	100,350,008	100,350,008	100,350,008
Stock options	30,099,436	27,301,669	19,831,715
Warrants to purchase convertible preferred stock	22,468	22,468	22,468
Warrants to purchase common stock	18,061	18,061	18,061
Shares subject to repurchase	609,375	—	—

Total antidilutive securities	131,099,348	127,692,206	120,222,252